Deferred Tax Assets and Liabilities - Recognized Deferred Tax Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 2,469,678	₺ 2,181,426
Offsetting	(670,066)	(1,344,818)
Net deferred tax assets	1,799,612	836,608
Deferred tax liabilities	(1,598,620)	(2,682,649)
Offsetting	670,066	1,344,818
Net deferred tax liabilities	(928,554)	(1,337,831)
Net deferred tax asset/(liabilities)	871,058	(501,223)	₺ (976,288)
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	412,728	123,871
Deferred tax liabilities	(953,814)	(2,117,594)
Net deferred tax asset/(liabilities)	(541,086)	(1,993,723)
Derivatives [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,922	27,177
Deferred tax liabilities	(520,298)	(407,740)
Net deferred tax asset/(liabilities)	(514,376)	(380,563)
Reserve for employee termination benefits and provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	235,581	258,675
Deferred tax liabilities	(19,295)	(1,362)
Net deferred tax asset/(liabilities)	216,286	257,313
Trade and other payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,314	26,511
Deferred tax liabilities	(1,095)	(149,827)
Net deferred tax asset/(liabilities)	44,219	(123,316)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,155,781	1,101,043
Deferred tax liabilities		(3,254)
Net deferred tax asset/(liabilities)	1,155,781	1,097,789
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	62,692	5,158
Net deferred tax asset/(liabilities)	62,692	5,158
Other assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	551,660	638,991
Deferred tax liabilities	(104,118)	(2,872)
Net deferred tax asset/(liabilities)	₺ 447,542	₺ 636,119